UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 3 of its series: Allspring LT Large Core ETF, Allspring LT Large Growth ETF, and Allspring Special Large Value ETF.

Date of reporting period: July 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

LT Large Core ETF (ALRG)

July 31, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about LT Large Core ETF for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Core ETF	$31	0.28%

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. U.S. equity market performance broadened over the past year, with value stocks, represented by the Russell 1000® Value Index, returning 31.2% versus 8.0% for the Russell 1000® Growth Index, as market participants dealt with the Iran War, a spike in oil prices, a surge in inflation expectations, and growing artificial intelligence (AI) adoption. Earnings growth broadened as a result.

During the period, we initiated six new positions and exited six. Portfolio positioning at fiscal year-end was similar to earlier in the period, with overweights to industrials, information technology (IT), and energy. This was offset by underweights to health care, consumer staples, and utilities. Against a backdrop of geopolitical unrest and narrow market dynamics, we are employing a barbell approach to portfolio construction, balancing exposure to established leaders with emerging AI beneficiaries.

Performance was driven by strong stock selection in consumer discretionary, energy, and financials. Conversely, stock selection in industrials and health care detracted from performance.

Total return based on a $10,000 investment

Table Summary
	LT Large Core ETF	S&P 500 Index
7/7/2025	$10,000	$10,000
7/31/2025	$10,250	$10,181
8/31/2025	$10,476	$10,387
9/30/2025	$10,827	$10,767
10/31/2025	$11,065	$11,019
11/30/2025	$11,202	$11,046
12/31/2025	$11,173	$11,052
1/31/2026	$11,356	$11,213
2/28/2026	$11,258	$11,128
3/31/2026	$10,736	$10,573
4/30/2026	$11,911	$11,683
5/31/2026	$12,300	$12,298
6/30/2026	$12,008	$12,181
7/31/2026	$12,421	$12,173

LT Large Core ETF

Annual Shareholder Report | July 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (7/7/25)
LT Large Core ETF	21.22	22.56
S&P 500 Index	19.56	20.26

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$7,728,379
# of portfolio holdings	50
Portfolio turnover rate	6%
Total advisory fees paid	$20,378

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	38.3
Financials	14.7
Industrials	12.3
Consumer discretionary	10.9
Communication services	9.6
Health care	6.7
Energy	4.4
Consumer staples	2.3
Materials	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Apple, Inc.	8.6
Microsoft Corp.	7.4
Alphabet, Inc. Class C	6.0
Amazon.com, Inc.	5.3
Broadcom, Inc.	4.6
NVIDIA Corp.	3.8
JPMorgan Chase & Co.	2.8
Eli Lilly & Co.	2.8
Suncor Energy, Inc.	2.5
Meta Platforms, Inc. Class A	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARALRG 07-26

Annual Shareholder Report

LT Large Growth ETF (AGRW)

July 31, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about LT Large Growth ETF for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Growth ETF	$36	0.35%

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026.

U.S. equity market performance broadened over the past year, with value stocks, represented by the Russell 1000® Value Index, returning 31.2% versus 8.0% for the Russell 1000® Growth Index as market participants dealt with the Iran War, a spike in oil prices, a surge in inflation expectations, and growing artificial intelligence (AI) adoption. This resulted in a broad inflection in earnings growth.

During the period, we initiated 11 new positions and exited 9. The ETF remains underweight in the Magnificent Seven stocks, as we have employed a barbell approach to portfolio construction, balancing exposure to leaders with emerging AI beneficiaries. As of fiscal year-end, the ETF was overweight health care, financials, and consumer discretionary. The strategy was underweight information technology (IT), communication services, and energy.

Positive performance was driven by strong stock selection in IT, consumer discretionary, and industrials. Conversely, stock selection in health care, communication services, and consumer staples detracted from relative performance.

Total return based on a $10,000 investment

Table Summary
	LT Large Growth ETF	Russell 1000® Growth Index	Russell 3000® Index
3/26/2025	$10,000	$10,000	$10,000
3/31/2025	$9,640	$9,700	$9,806
4/30/2025	$9,818	$9,872	$9,740
5/31/2025	$10,647	$10,746	$10,357
6/30/2025	$11,403	$11,431	$10,883
7/31/2025	$11,778	$11,862	$11,123
8/31/2025	$11,762	$11,995	$11,381
9/30/2025	$12,090	$12,632	$11,773
10/31/2025	$12,555	$13,091	$12,026
11/30/2025	$12,292	$12,854	$12,059
12/31/2025	$12,210	$12,774	$12,056
1/31/2026	$12,072	$12,581	$12,243
2/28/2026	$11,615	$12,158	$12,185
3/31/2026	$10,984	$11,525	$11,579
4/30/2026	$12,360	$12,896	$12,760
5/31/2026	$13,343	$13,825	$13,407
6/30/2026	$12,858	$13,455	$13,366
7/31/2026	$12,785	$12,814	$13,304

LT Large Growth ETF

Annual Shareholder Report | July 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (3/26/25)
LT Large Growth ETF	8.54	19.99
Russell 1000® Growth Index	8.03	20.20
Russell 3000® Index	19.60	23.59

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$110,108,560
# of portfolio holdings	48
Portfolio turnover rate	11%
Total advisory fees paid	$411,932

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	48.3
Communication services	15.6
Health care	9.2
Industrials	9.1
Financials	8.0
Consumer discretionary	7.7
Materials	1.1
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	14.3
Alphabet, Inc. Class C	9.4
Broadcom, Inc.	5.1
Amazon.com, Inc.	4.5
Apple, Inc.	4.5
Microsoft Corp.	4.0
Meta Platforms, Inc. Class A	3.4
GE Vernova, Inc.	2.8
Lam Research Corp.	2.6
Visa, Inc. Class A	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARAGRW 07-26

Annual Shareholder Report

Special Large Value ETF (ASLV)

July 31, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Special Large Value ETF for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Special Large Value ETF	$38	0.35%

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, driven by stock selection in information technology (IT). Investors’ narrow focus around artificial intelligence (AI) and preference for the more commoditized IT hardware and semiconductor stocks caused headwinds for our process, which focuses on companies with durable asset bases and sustainable free cash flow through a full cycle. We believe we can get better long-term returns through holdings that we expect to benefit from the surge in demand from the data center buildout and are positioned to profit as the AI cycle matures.

The Fund made minor changes to sector allocation, with an increase in IT while reducing exposure to financials. Alphabet, Inc., the parent of Google, was a large contributor. Management continues to invest in all layers of the cloud stack, which we expect to lead to significant return on invested capital. The largest detractor was Microsoft Corp. Despite continued momentum across Azure, AI workloads, and Copilot adoption, investor focus shifted toward elevated capital expenditure requirements, the pace of near-term margin expansion, and concerns over the terminal value of software.

Total return based on a $10,000 investment

Table Summary
	Special Large Value ETF	Russell 1000® Value Index	Russell 3000® Index
3/26/2025	$10,000	$10,000	$10,000
3/31/2025	$9,899	$9,933	$9,806
4/30/2025	$9,771	$9,631	$9,740
5/31/2025	$10,157	$9,969	$10,357
6/30/2025	$10,551	$10,310	$10,883
7/31/2025	$10,595	$10,369	$11,123
8/31/2025	$11,038	$10,699	$11,381
9/30/2025	$11,078	$10,859	$11,773
10/31/2025	$10,977	$10,907	$12,026
11/30/2025	$11,303	$11,197	$12,059
12/31/2025	$11,357	$11,273	$12,056
1/31/2026	$11,783	$11,787	$12,243
2/28/2026	$12,112	$12,093	$12,185
3/31/2026	$11,292	$11,509	$11,579
4/30/2026	$12,047	$12,448	$12,760
5/31/2026	$12,014	$12,815	$13,407
6/30/2026	$12,177	$13,103	$13,366
7/31/2026	$12,465	$13,603	$13,304

Special Large Value ETF

Annual Shareholder Report | July 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (3/26/25)
Special Large Value ETF	17.64	17.76
Russell 1000® Value Index	31.19	25.64
Russell 3000® Index	19.60	23.59

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$218,681,099
# of portfolio holdings	44
Portfolio turnover rate	46%
Total advisory fees paid	$862,425

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	17.3
Financials	16.4
Industrials	14.9
Health care	12.7
Consumer discretionary	11.7
Consumer staples	5.9
Energy	5.8
Materials	4.1
Real estate	3.9
Utilities	3.8
Communication services	3.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	8.0
Apple, Inc.	4.2
Microsoft Corp.	3.8
NextEra Energy, Inc.	3.7
Canadian Pacific Kansas City Ltd.	3.6
Berkshire Hathaway, Inc. Class B	3.5
Alphabet, Inc. Class C	3.5
Capital One Financial Corp.	3.4
Labcorp Holdings, Inc.	3.3
Eaton Corp. PLC	3.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARASLV 07-26

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Exchange-Traded Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Exchange-Traded Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended July 31, 2026	Fiscal year ended July 31, 2025
Audit fees	$75,000	$75,000
Audit-related fees(1)	7,800	—
Tax fees (2)	—
All other fees	—	—

	$82,800	$75,000

(1)	Audit-related fees include services associated with regulatory filings related to changes in the Funds investment objectives.
(2)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Exchange-Traded Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring LT Large Core ETF (ALRG)
Long Form Financial Statements
Annual Report
July 31, 2026

Allspring LT Large Core ETF | 1

Portfolio of investments—July 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 98.63%
Communication services: 9.51%
Entertainment: 1.07%
Netflix, Inc.†	1,149	$82,395
Interactive media & services: 8.44%
Alphabet, Inc. Class C	1,290	460,078
Meta Platforms, Inc. Class A	345	192,065
		652,143
Consumer discretionary: 10.78%
Broadline retail: 5.29%
Amazon.com, Inc.†	1,507	409,271
Hotels, restaurants & leisure: 3.25%
Hilton Worldwide Holdings, Inc.	279	89,417
McDonald’s Corp.	326	88,228
Starbucks Corp.	696	73,254
		250,899
Household durables: 1.22%
Garmin Ltd.	320	94,010
Specialty retail: 1.02%
Home Depot, Inc.	238	79,006
Consumer staples: 2.23%
Consumer staples distribution & retail: 0.95%
Walmart, Inc.	660	73,392
Food products: 1.28%
Mondelez International, Inc. Class A	1,591	99,135
Energy: 4.33%
Oil, gas & consumable fuels: 4.33%
Suncor Energy, Inc.	2,884	194,036
TotalEnergies SE	1,604	140,927
		334,963
Financials: 14.49%
Banks: 6.47%
Citigroup, Inc.	1,373	181,854
JPMorgan Chase & Co.	618	217,406
PNC Financial Services Group, Inc.	405	101,198
		500,458
Capital markets: 2.99%
BlackRock, Inc.	97	105,768
Blackstone, Inc.	984	125,706
		231,474
The accompanying notes are an integral part of these financial statements.
2 | Allspring LT Large Core ETF

Portfolio of investments—July 31, 2026

	Shares	Value
Financial services: 2.24%
Visa, Inc. Class A	472	$172,813
Insurance: 2.79%
Manulife Financial Corp.	2,815	125,099
Marsh & McLennan Cos., Inc.	476	90,292
		215,391
Health care: 6.57%
Biotechnology: 1.73%
AbbVie, Inc.	532	133,500
Health care equipment & supplies: 0.67%
Smith & Nephew PLC ADR	1,638	51,695
Life sciences tools & services: 1.40%
Thermo Fisher Scientific, Inc.	189	108,543
Pharmaceuticals: 2.77%
Eli Lilly & Co.	186	213,684
Industrials: 12.15%
Aerospace & defense: 3.80%
Boeing Co.†	686	148,272
RTX Corp.	674	145,059
		293,331
Building products: 0.69%
Trane Technologies PLC	117	53,229
Commercial services & supplies: 1.49%
Waste Management, Inc.	509	115,314
Electrical equipment: 1.27%
Eaton Corp. PLC	236	97,987
Ground transportation: 2.52%
Uber Technologies, Inc.†	1,303	91,679
Union Pacific Corp.	354	103,414
		195,093
Machinery: 1.31%
Xylem, Inc.	865	101,179
Passenger airlines: 1.07%
Southwest Airlines Co.	1,837	82,610
Information technology: 37.78%
Communications equipment: 2.28%
Arista Networks, Inc.†	358	64,565
Motorola Solutions, Inc.	257	111,988
		176,553
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 3

Portfolio of investments—July 31, 2026

	Shares	Value
Electronic equipment, instruments & components: 2.48%
Keysight Technologies, Inc.†	349	$111,359
TE Connectivity PLC	390	80,219
		191,578
Semiconductors & semiconductor equipment: 14.79%
Advanced Micro Devices, Inc.†	383	182,365
Analog Devices, Inc.	251	92,220
ASML Holding NV	60	97,740
Broadcom, Inc.	910	354,245
Lam Research Corp.	410	120,138
NVIDIA Corp.	1,476	296,307
		1,143,015
Software: 9.63%
Microsoft Corp.	1,233	573,000
Salesforce, Inc.	543	99,923
ServiceNow, Inc.†	640	71,187
		744,110
Technology hardware, storage & peripherals: 8.60%
Apple, Inc.	2,152	664,774
Materials: 0.79%
Chemicals: 0.79%
Ecolab, Inc.	220	61,079
Total common stocks (Cost $6,349,673)		7,622,624

		Yield
Short-term investments: 0.64%
Investment companies: 0.64%
Allspring Government Money Market Fund Select Class♠∞		3.59%	49,043	49,043
Total short-term investments (Cost $49,043)				49,043
Total investments in securities (Cost $6,398,716)	99.27%			7,671,667
Other assets and liabilities, net	0.73			56,712
Total net assets	100.00%			$7,728,379

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
4 | Allspring LT Large Core ETF

Portfolio of investments—July 31, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$63,115	$616,938	$(631,010)	$0	$0	$49,043	49,043	$3,095
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 5

Statement of assets and liabilities—July 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $6,349,673)	$7,622,624
Investments in affiliated securities, at value (cost $49,043)	49,043
Cash	1,490
Receivable for Fund shares sold	629,212
Receivable for investments sold	127,982
Receivable for dividends	2,517
Total assets	8,432,868
Liabilities
Payable for Fund shares redeemed	643,907
Payable for investments purchased	58,646
Management fee payable	1,936
Total liabilities	704,489
Total net assets	$7,728,379
Net assets consist of
Paid-in capital	$6,471,074
Total distributable earnings	1,257,305
Total net assets	$7,728,379
Net asset value per share
Based on $7,728,379 divided by 252,000 shares issued and outstanding (unlimited number of shares authorized)	$30.67
The accompanying notes are an integral part of these financial statements.
6 | Allspring LT Large Core ETF

Statement of operations—year ended July 31, 2026
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,151)	$80,780
Income from affiliated securities	3,095
Interest	30
Total investment income	83,905
Expenses
Management fee	20,378
Total expenses	20,378
Net investment income	63,527
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(45,931)
Unaffiliated in-kind redemptions	336,450
Foreign currency and foreign currency translations	(16)
Net realized gains on investments	290,503
Net change in unrealized gains (losses) on investments	1,071,381
Net realized and unrealized gains (losses) on investments	1,361,884
Net increase in net assets resulting from operations	$1,425,411
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Core ETF | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2026		Year ended July 31, 2025[1]
Operations
Net investment income		$63,527		$943
Net realized gains (losses) on investments		290,503		(1,434)
Net change in unrealized gains (losses) on investments		1,071,381		201,570
Net increase in net assets resulting from operations		1,425,411		201,079
Distributions to shareholders from
Net investment income and net realized gains		(32,735)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold	210,000	5,848,404	315,001	7,807,333
Payment for shares redeemed	(273,000)	(7,521,088)	(1)	(25)
Net increase (decrease) in net assets resulting from capital share transactions		(1,672,684)		7,807,308
Total increase (decrease) in net assets		(280,008)		8,008,387
Net assets
Beginning of period		8,008,387		0
End of period		$7,728,379		$8,008,387
1 For the period from July 7, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring LT Large Core ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
	2026	2025[1]
Net asset value, beginning of period	$25.42	$24.80
Net investment income	0.24 [2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	5.14	0.62
Total from investment operations	5.38	0.62
Distributions to shareholders from
Net investment income	(0.13)	0.00
Net asset value, end of period	$30.67	$25.42
Total return[4]	21.22%	2.50%
Ratios to average net assets (annualized)
Expenses	0.28%	0.28%
Net investment income	0.87%	0.19%
Supplemental data
Portfolio turnover rate[5]	6%	2%
Net assets, end of period (000s omitted)	$7,728	$8,008

[1]	For the period from July 7, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate excludes in-kind transactions, if any.

 | 9

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring LT Large Core ETF (the “Fund”) which is a non-diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
10 | Allspring LT Large Core ETF

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of July 31, 2026, the aggregate cost of all investments for federal income tax purposes was $6,399,051 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,561,942
Gross unrealized losses	(289,326)
Net unrealized gains	$1,272,616
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions-in-kind. At July 31, 2026, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$336,450	$(336,450)
As of July 31, 2026, the Fund had capital loss carryforwards which consist of $47,026 in short-term capital losses and $4 in long-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
Allspring LT Large Core ETF | 11

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$734,538	$0	$0	$734,538
Consumer discretionary	833,186	0	0	833,186
Consumer staples	172,527	0	0	172,527
Energy	334,963	0	0	334,963
Financials	1,120,136	0	0	1,120,136
Health care	507,422	0	0	507,422
Industrials	938,743	0	0	938,743
Information technology	2,920,030	0	0	2,920,030
Materials	61,079	0	0	61,079
Short-term investments
Investment companies	49,043	0	0	49,043
Total assets	$7,671,667	$0	$0	$7,671,667
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.28% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the year ended July 31, 2026, the management fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan
12 | Allspring LT Large Core ETF

Notes to financial statements
pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$996,340	$551,620	$398,683	$2,831,943
6.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2026	2025
Ordinary income	$32,735	$0
As of July 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward	Total
$31,719	$1,272,616	$(47,030)	$1,257,305
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring LT Large Core ETF | 13

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring LT Large Core ETF (the Fund), a series of Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from July 7, 2025 (commencement of operations) to July 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from July 7, 2025 to July 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from July 7, 2025 to July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2026
14 | Allspring LT Large Core ETF

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 97% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $31,792 of income dividends paid during the fiscal year ended July 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2026, $1,198 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 3% of ordinary income dividends qualify as interest dividends for the fiscal year ended July 31, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring LT Large Core ETF | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring LT Large Core ETF

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Exchange-Traded Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring LT Large Core ETF (the “ETF”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately. The Board noted that the ETF was recently formed and has a limited operating history.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the ETF as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the ETF by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* The Board considered the resources devoted by Allspring Funds Management in developing and maintaining the infrastructure necessary to support the ongoing operations of the ETF. In addition, the Board received and considered information about the full range of services provided to the ETF by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the ETF. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.“

Allspring LT Large Core ETF | 17

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the ETF’s liquidity risk management program and as the ETF’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
ETF investment performance and expenses
The Board noted that the ETF had recently commenced operations and had no performance history to review. The Board noted that it would have the opportunity to review the ETF’s performance history in connection with the Board’s future review and approval of the ETF’s Advisory Agreements.
The Board also received and considered information regarding the ETF’s net operating expense ratio. The Board noted that, due to the ETF’s unitary management fee structure, the ETF’s net operating expense ratio was equal to the ETF’s unitary management fee. The Board considered the ETF’s net operating expense ratio in comparison to the median ratio of funds in an expense group that was determined by Broadridge Inc. (“Broadridge”) to be similar to the ETF (the “Group”). The Board received a description of the methodology used by Broadridge to select the funds in the expense Group and an explanation of how funds comprising the expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the ETF was lower than the median net operating expense ratio of the expense Group.
The Board took into account the ETF’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the unitary management fee rate payable by the ETF to Allspring Funds Management under the Management Agreement, under which Allspring Funds Management pays all ETF expenses, other than the contractual management fee and certain other expenses. Because of the ETF’s “unitary fee” structure, the Board recognized that while Allspring Funds Management bears the risk that ETF expenses may increase over time, it is possible that Allspring Funds Management may benefit from any price decreases in third-party services paid under the Management Agreement.
Among other information reviewed by the Board was a comparison of the ETF’s unitary management fee with the median management fee paid by funds in the expense Group. The Board noted that the ETF’s unitary management fee was lower than the average management fee for the expense Group.
The Board also received and considered information about the portion of the unitary management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the ETF. In this regard, the Board received information about the differences between an exchange-traded fund and other types of products, including mutual funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the ETF was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the ETF, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with ETF shareholders.

18 | Allspring LT Large Core ETF

Other information (unaudited)
The Board noted that the ETF’s unitary management fee does not include breakpoints or expense caps because, like many other actively-managed exchange-traded funds, the unitary fee levels already share potential economies of scale, as the unitary management fee is fixed at a competitive level and will not increase in the future even if the ETF’s operating costs rise and the ETF does not reach scale.
The Board considered that, in addition to the unitary management fee, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through investments in the business intended to enhance services available to the ETF and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the ETF constituted a reasonable approach to sharing potential economies of scale with the ETF and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the ETF. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the ETF and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the ETF. The Board also considered the potential increase in the overall size of Allspring Funds Management’s relationships with the ETF’s authorized participants and lead market makers, which could potentially benefit Allspring Funds Management’s reputation with such firms.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring LT Large Core ETF | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRALRG 07-26

Allspring LT Large Growth ETF (AGRW)
Long Form Financial Statements
Annual Report
July 31, 2026

Allspring LT Large Growth ETF | 1

Portfolio of investments—July 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 99.29%
Communication services: 15.50%
Diversified telecommunication services: 0.69%
Space Exploration Technologies Corp. Class A†	6,982	$756,639
Entertainment: 1.96%
Netflix, Inc.†	10,528	754,963
Spotify Technology SA†	2,807	1,403,332
		2,158,295
Interactive media & services: 12.85%
Alphabet, Inc. Class C	29,046	10,359,256
Meta Platforms, Inc. Class A	6,817	3,795,092
		14,154,348
Consumer discretionary: 7.69%
Broadline retail: 4.53%
Amazon.com, Inc.†	18,380	4,991,640
Hotels, restaurants & leisure: 2.32%
Chipotle Mexican Grill, Inc. Class A†	27,082	1,007,992
Viking Holdings Ltd.†	14,777	1,541,980
		2,549,972
Specialty retail: 0.84%
Ulta Beauty, Inc.†	1,796	921,043
Consumer staples: 0.94%
Consumer staples distribution & retail: 0.94%
Walmart, Inc.	9,277	1,031,602
Financials: 7.97%
Capital markets: 3.00%
Morgan Stanley	5,776	1,215,386
S&P Global, Inc.	2,479	1,021,174
Tradeweb Markets, Inc. Class A	10,587	1,063,994
		3,300,554
Financial services: 4.97%
Corpay, Inc.†	2,925	1,117,672
Toast, Inc. Class A†	48,942	1,579,358
Visa, Inc. Class A	7,584	2,776,730
		5,473,760
Health care: 9.11%
Biotechnology: 2.28%
Neurocrine Biosciences, Inc.†	7,516	1,253,669
Vertex Pharmaceuticals, Inc.†	2,633	1,256,204
		2,509,873
The accompanying notes are an integral part of these financial statements.
2 | Allspring LT Large Growth ETF

Portfolio of investments—July 31, 2026

	Shares	Value
Health care equipment & supplies: 2.37%
DexCom, Inc.†	17,329	$1,446,105
Intuitive Surgical, Inc.†	3,282	1,159,629
		2,605,734
Health care providers & services: 1.08%
UnitedHealth Group, Inc.	2,884	1,195,130
Life sciences tools & services: 1.13%
Danaher Corp.	6,377	1,243,387
Pharmaceuticals: 2.25%
Eli Lilly & Co.	2,157	2,478,048
Industrials: 9.02%
Aerospace & defense: 1.13%
TransDigm Group, Inc.	992	1,244,345
Electrical equipment: 4.24%
GE Vernova, Inc.	3,068	3,038,210
Vertiv Holdings Co. Class A	6,774	1,636,395
		4,674,605
Ground transportation: 3.65%
Canadian Pacific Kansas City Ltd.	15,706	1,396,106
Uber Technologies, Inc.†	17,772	1,250,438
XPO, Inc.†	6,818	1,370,214
		4,016,758
Information technology: 47.98%
Communications equipment: 3.54%
Arista Networks, Inc.†	14,861	2,680,181
Ciena Corp.†	3,231	1,218,249
		3,898,430
Electronic equipment, instruments & components: 1.71%
Amphenol Corp. Class A	11,755	1,889,028
IT services: 1.30%
Okta, Inc.†	10,066	1,428,667
Semiconductors & semiconductor equipment: 24.85%
Analog Devices, Inc.	3,771	1,385,503
Broadcom, Inc.	14,494	5,642,224
Lam Research Corp.	9,650	2,827,643
Micron Technology, Inc.	2,180	1,794,206
NVIDIA Corp.	78,261	15,710,896
		27,360,472
Software: 12.13%
Cadence Design Systems, Inc.†	5,095	1,732,402
Datadog, Inc. Class A†	6,145	1,646,676
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 3

Portfolio of investments—July 31, 2026

	Shares	Value
Software(continued)
Microsoft Corp.	9,427	$4,380,915
Oracle Corp.	8,733	1,134,155
Palo Alto Networks, Inc.†	4,249	1,409,946
Salesforce, Inc.	6,645	1,222,813
ServiceNow, Inc.†	16,436	1,828,176
		13,355,083
Technology hardware, storage & peripherals: 4.45%
Apple, Inc.	15,864	4,900,548
Materials: 1.08%
Chemicals: 1.08%
Ecolab, Inc.	4,283	1,189,089
Total common stocks (Cost $85,419,058)		109,327,050

		Yield
Short-term investments: 0.10%
Investment companies: 0.10%
Allspring Government Money Market Fund Select Class♠∞		3.59%	115,182	115,182
Total short-term investments (Cost $115,182)				115,182
Total investments in securities (Cost $85,534,240)	99.39%			109,442,232
Other assets and liabilities, net	0.61			666,328
Total net assets	100.00%			$110,108,560

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$584,683	$2,883,459	$(3,352,960)	$0	$0	$115,182	115,182	$22,099
The accompanying notes are an integral part of these financial statements.
4 | Allspring LT Large Growth ETF

Statement of assets and liabilities—July 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $85,419,058)	$109,327,050
Investments in affiliated securities, at value (cost $115,182)	115,182
Cash	2,040
Receivable for Fund shares sold	2,559,403
Receivable for investments sold	2,225,334
Receivable for dividends	8,293
Total assets	114,237,302
Liabilities
Payable for Fund shares redeemed	2,653,220
Payable for investments purchased	1,440,333
Management fee payable	35,189
Total liabilities	4,128,742
Total net assets	$110,108,560
Net assets consist of
Paid-in capital	$88,740,019
Total distributable earnings	21,368,541
Total net assets	$110,108,560
Net asset value per share
Based on $110,108,560 divided by 3,486,000 shares issued and outstanding (unlimited number of shares authorized)	$31.59
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 5

Statement of operations—year ended July 31, 2026
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,794)	$458,959
Income from affiliated securities	22,099
Interest	32
Total investment income	481,090
Expenses
Management fee	411,932
Interest expense	496
Total expenses	412,428
Net investment income	68,662
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(2,458,383)
Unaffiliated in-kind redemptions	11,850,629
Foreign currency and foreign currency translations	42
Net realized gains on investments	9,392,288
Net change in unrealized gains (losses) on investments	(303,003)
Net realized and unrealized gains (losses) on investments	9,089,285
Net increase in net assets resulting from operations	$9,157,947
The accompanying notes are an integral part of these financial statements.
6 | Allspring LT Large Growth ETF

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2026		Year ended July 31, 2025[1]
Operations
Net investment income		$68,662		$9,878
Net realized gains on investments		9,392,288		1,590,885
Net change in unrealized gains (losses) on investments		(303,003)		24,210,995
Net increase in net assets resulting from operations		9,157,947		25,811,758
Distributions to shareholders from
Net investment income and net realized gains		(162,686)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold	714,000	21,766,144	4,956,001	116,234,721
Payment for shares redeemed	(1,512,000)	(45,488,358)	(672,001)	(17,210,966)
Net increase (decrease) in net assets resulting from capital share transactions		(23,722,214)		99,023,755
Total increase (decrease) in net assets		(14,726,953)		124,835,513
Net assets
Beginning of period		124,835,513		0
End of period		$110,108,560		$124,835,513
1 For the period from March 26, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring LT Large Growth ETF | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
	2026	2025[1]
Net asset value, beginning of period	$29.14	$24.74
Net investment income	0.02 [2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	2.47	4.40
Total from investment operations	2.49	4.40
Distributions to shareholders from
Net investment income	(0.04)	0.00
Net asset value, end of period	$31.59	$29.14
Total return[4]	8.54%	17.78%
Ratios to average net assets (annualized)
Expenses	0.35%	0.35%
Net investment income	0.06%	0.03%
Supplemental data
Portfolio turnover rate[5]	11%	1%
Net assets, end of period (000s omitted)	$110,109	$124,836

[1]	For the period from March 26, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
8 | Allspring LT Large Growth ETF

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring LT Large Growth ETF (the “Fund”) which is a non-diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring LT Large Growth ETF | 9

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of July 31, 2026, the aggregate cost of all investments for federal income tax purposes was $85,534,560 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$29,484,547
Gross unrealized losses	(5,576,875)
Net unrealized gains	$23,907,672
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions-in-kind. At July 31, 2026, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$11,799,422	$(11,799,422)
As of July 31, 2026, the Fund had capital loss carryforwards which consist of $1,701,910 in short-term capital losses and $756,815 in long-term capital losses.
As of July 31, 2026, the  Fund had a qualified late-year ordinary loss of $80,406 which will be recognized on the first day of the following fiscal year.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
10 | Allspring LT Large Growth ETF

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,069,282	$0	$0	$17,069,282
Consumer discretionary	8,462,655	0	0	8,462,655
Consumer staples	1,031,602	0	0	1,031,602
Financials	8,774,314	0	0	8,774,314
Health care	10,032,172	0	0	10,032,172
Industrials	9,935,708	0	0	9,935,708
Information technology	52,832,228	0	0	52,832,228
Materials	1,189,089	0	0	1,189,089
Short-term investments
Investment companies	115,182	0	0	115,182
Total assets	$109,442,232	$0	$0	$109,442,232
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the year ended July 31, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily
Allspring LT Large Growth ETF | 11

Notes to financial statements
net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$30,036,753	$1,275,043	$12,310,133	$42,943,096
6.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2026	2025
Ordinary income	$162,686	$0
As of July 31, 2026, the components of distributable earnings on a tax basis were as follows:

Unrealized gains	Late-year ordinary losses deferred	Capital loss carryforward	Total
$23,907,672	$(80,406)	$(2,458,725)	$21,368,541
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
12 | Allspring LT Large Growth ETF

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring LT Large Growth ETF (the Fund), a series of Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from March 26, 2025 (commencement of operations) to July 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from March 26, 2025 to July 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from March 26, 2025 to July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2026
Allspring LT Large Growth ETF | 13

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $162,686 of income dividends paid during the fiscal year ended July 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2026, $6,403 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

14 | Allspring LT Large Growth ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring LT Large Growth ETF | 15

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Exchange-Traded Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring LT Large Growth ETF (the “ETF”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately. The Board noted that the ETF was recently formed and has a limited operating history.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the ETF as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the ETF by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* The Board considered the resources devoted by Allspring Funds Management in developing and maintaining the infrastructure necessary to support the ongoing operations of the ETF. In addition, the Board received and considered information about the full range of services provided to the ETF by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the ETF. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

16 | Allspring LT Large Growth ETF

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the ETF’s liquidity risk management program and as the ETF’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
ETF investment performance and expenses
The Board noted that the ETF had recently commenced operations and had no performance history to review. The Board noted that it would have the opportunity to review the ETF’s performance history in connection with the Board’s future review and approval of the ETF’s Advisory Agreements.
The Board also received and considered information regarding the ETF’s net operating expense ratio. The Board noted that, due to the ETF’s unitary management fee structure, the ETF’s net operating expense ratio was equal to the ETF’s unitary management fee. The Board considered the ETF’s net operating expense ratio in comparison to the median ratio of funds in an expense group that was determined by Broadridge Inc. (“Broadridge”) to be similar to the ETF (the “Group”). The Board received a description of the methodology used by Broadridge to select the funds in the expense Group and an explanation of how funds comprising the expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the ETF was lower than the median net operating expense ratio of the expense Group.
The Board took into account the ETF’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the unitary management fee rate payable by the ETF to Allspring Funds Management under the Management Agreement, under which Allspring Funds Management pays all ETF expenses, other than the contractual management fee and certain other expenses. Because of the ETF’s “unitary fee” structure, the Board recognized that while Allspring Funds Management bears the risk that ETF expenses may increase over time, it is possible that Allspring Funds Management may benefit from any price decreases in third-party services paid under the Management Agreement.
Among other information reviewed by the Board was a comparison of the ETF’s unitary management fee with the median management fee paid by funds in the expense Group. The Board noted that the ETF’s unitary management fee was lower than the average management fee for the expense Group.
The Board also received and considered information about the portion of the unitary management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the ETF. In this regard, the Board received information about the differences between an exchange-traded fund and other types of products, including mutual funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the ETF was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the ETF, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with ETF shareholders.

Allspring LT Large Growth ETF | 17

Other information (unaudited)
The Board noted that the ETF’s unitary management fee does not include breakpoints or expense caps because, like many other actively-managed exchange-traded funds, the unitary fee levels already share potential economies of scale, as the unitary management fee is fixed at a competitive level and will not increase in the future even if the ETF’s operating costs rise and the ETF does not reach scale.
The Board considered that, in addition to the unitary management fee, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through investments in the business intended to enhance services available to the ETF and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the ETF constituted a reasonable approach to sharing potential economies of scale with the ETF and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the ETF. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the ETF and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the ETF. The Board also considered the potential increase in the overall size of Allspring Funds Management’s relationships with the ETF’s authorized participants and lead market makers, which could potentially benefit Allspring Funds Management’s reputation with such firms.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

18 | Allspring LT Large Growth ETF

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRAGRW 07-26

Allspring Special Large Value ETF (ASLV)
Long Form Financial Statements
Annual Report
July 31, 2026

Allspring Special Large Value ETF | 1

Portfolio of investments—July 31, 2026
Portfolio of investments

	Shares	Value
Common stocks: 98.82%
Communication services: 3.47%
Interactive media & services: 3.47%
Alphabet, Inc. Class C	21,299	$7,596,288
Consumer discretionary: 11.51%
Automobiles: 1.78%
General Motors Co.	43,686	3,881,938
Broadline retail: 7.98%
Amazon.com, Inc.†	64,256	17,450,645
Specialty retail: 1.75%
Home Depot, Inc.	11,549	3,833,806
Consumer staples: 5.88%
Consumer staples distribution & retail: 0.97%
Walmart, Inc.	19,036	2,116,803
Food products: 1.97%
Mondelez International, Inc. Class A	69,031	4,301,322
Personal care products: 2.94%
Unilever PLC ADR	101,350	6,426,603
Energy: 5.75%
Energy equipment & services: 1.75%
Baker Hughes Co. Class A	63,196	3,822,726
Oil, gas & consumable fuels: 4.00%
ConocoPhillips	40,434	4,871,488
ExxonMobil Holdings Corp.	24,931	3,875,275
		8,746,763
Financials: 16.24%
Banks: 4.04%
Bank of America Corp.	69,255	4,290,347
Wells Fargo & Co.	52,587	4,546,146
		8,836,493
Consumer finance: 3.36%
Capital One Financial Corp.	35,169	7,350,673
Financial services: 7.50%
Berkshire Hathaway, Inc. Class B†	14,935	7,639,850
Rocket Cos., Inc. Class A†	248,138	3,200,980
Visa, Inc. Class A	15,182	5,558,586
		16,399,416
Insurance: 1.34%
Chubb Ltd.	8,339	2,924,320
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Large Value ETF

Portfolio of investments—July 31, 2026

	Shares	Value
Health care: 12.53%
Biotechnology: 2.05%
Vertex Pharmaceuticals, Inc.†	9,387	$4,478,538
Health care equipment & supplies: 1.59%
Medtronic PLC	40,693	3,474,775
Health care providers & services: 3.25%
Labcorp Holdings, Inc.	23,004	7,112,837
Life sciences tools & services: 2.62%
Danaher Corp.	29,365	5,725,588
Pharmaceuticals: 3.02%
Johnson & Johnson	25,764	6,604,601
Industrials: 14.69%
Aerospace & defense: 2.36%
Honeywell Aerospace, Inc.†	18,793	3,885,265
RTX Corp.	5,896	1,268,937
		5,154,202
Building products: 0.75%
Owens Corning	11,793	1,638,048
Electrical equipment: 3.20%
Eaton Corp. PLC	16,849	6,995,705
Ground transportation: 5.03%
Canadian Pacific Kansas City Ltd.	87,648	7,791,030
Union Pacific Corp.	10,952	3,199,408
		10,990,438
Machinery: 1.17%
Deere & Co.	4,337	2,570,410
Trading companies & distributors: 2.18%
AerCap Holdings NV	31,631	4,773,118
Information technology: 17.09%
Semiconductors & semiconductor equipment: 5.19%
Broadcom, Inc.	9,988	3,888,129
NXP Semiconductors NV	11,826	2,710,046
Qnity Electronics, Inc.	36,107	4,736,516
		11,334,691
Software: 7.67%
Autodesk, Inc.†	10,827	2,535,683
Cadence Design Systems, Inc.†	17,557	5,969,731
Microsoft Corp.	17,805	8,274,340
		16,779,754
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 3

Portfolio of investments—July 31, 2026

	Shares	Value
Technology hardware, storage & peripherals: 4.23%
Apple, Inc.	29,956	$9,253,708
Materials: 4.06%
Chemicals: 1.46%
Sherwin-Williams Co.	9,385	3,198,877
Construction materials: 2.60%
Amrize Ltd.	53,787	2,630,722
Vulcan Materials Co.	11,362	3,051,493
		5,682,215
Real estate: 3.86%
Industrial REITs: 1.50%
Prologis, Inc.	22,703	3,283,081
Real estate management & development: 2.36%
CBRE Group, Inc. Class A†	35,183	5,165,216
Utilities: 3.74%
Electric utilities: 3.74%
NextEra Energy, Inc.	94,149	8,183,431
Total common stocks (Cost $191,997,980)		216,087,029

		Yield
Short-term investments: 0.90%
Investment companies: 0.90%
Allspring Government Money Market Fund Select Class♠∞		3.59%	1,971,134	1,971,134
Total short-term investments (Cost $1,971,134)				1,971,134
Total investments in securities (Cost $193,969,114)	99.72%			218,058,163
Other assets and liabilities, net	0.28			622,936
Total net assets	100.00%			$218,681,099

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Large Value ETF

Portfolio of investments—July 31, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,873,742	$55,507,398	$(57,410,006)	$0	$0	$1,971,134	1,971,134	$135,243
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 5

Statement of assets and liabilities—July 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $191,997,980)	$216,087,029
Investments in affiliated securities, at value (cost $1,971,134)	1,971,134
Cash	15,985
Receivable for Fund shares sold	1,278,052
Receivable for investments sold	362,566
Receivable for dividends	25,327
Total assets	219,740,093
Liabilities
Payable for investments purchased	991,132
Management fee payable	67,862
Total liabilities	1,058,994
Total net assets	$218,681,099
Net assets consist of
Paid-in capital	$196,052,481
Total distributable earnings	22,628,618
Total net assets	$218,681,099
Net asset value per share
Based on $218,681,099 divided by 7,119,000 shares issued and outstanding (unlimited number of shares authorized)	$30.72
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Large Value ETF

Statement of operations—year ended July 31, 2026
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $23,236)	$3,558,613
Income from affiliated securities	135,243
Interest	1,187
Total investment income	3,695,043
Expenses
Management fee	862,425
Interest expense	11
Total expenses	862,436
Net investment income	2,832,607
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(2,827,427)
Unaffiliated in-kind redemptions	31,430,673
Foreign currency and foreign currency translations	263
Net realized gains on investments	28,603,509
Net change in unrealized gains (losses) on investments	9,265,372
Net realized and unrealized gains (losses) on investments	37,868,881
Net increase in net assets resulting from operations	$40,701,488
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2026		Year ended July 31, 2025[1]
Operations
Net investment income		$2,832,607		$681,785
Net realized gains on investments		28,603,509		4,606,774
Net change in unrealized gains (losses) on investments		9,265,372		14,823,677
Net increase in net assets resulting from operations		40,701,488		20,112,236
Distributions to shareholders from
Net investment income and net realized gains		(2,346,083)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold	2,499,000	71,123,632	10,605,001	258,425,247
Payment for shares redeemed	(4,767,000)	(138,094,577)	(1,218,001)	(31,240,844)
Net increase (decrease) in net assets resulting from capital share transactions		(66,970,945)		227,184,403
Total increase (decrease) in net assets		(28,615,540)		247,296,639
Net assets
Beginning of period		247,296,639		0
End of period		$218,681,099		$247,296,639
1 For the period from March 26, 2025 (commencement of operations) to July 31, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Large Value ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
	2026	2025[1]
Net asset value, beginning of period	$26.34	$24.86
Net investment income	0.33 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	4.29	1.38
Total from investment operations	4.62	1.48
Distributions to shareholders from
Net investment income	(0.24)	0.00
Net asset value, end of period	$30.72	$26.34
Total return[3]	17.64%	5.95%
Ratios to average net assets (annualized)
Expenses	0.35%	0.35%
Net investment income	1.15%	1.17%
Supplemental data
Portfolio turnover rate[4]	46%	6%
Net assets, end of period (000s omitted)	$218,681	$247,297

[1]	For the period from March 26, 2025 (commencement of operations) to July 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Value ETF | 9

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Large Value ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
10 | Allspring Special Large Value ETF

Notes to financial statements
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of July 31, 2026, the aggregate cost of all investments for federal income tax purposes was $194,467,181 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$27,668,048
Gross unrealized losses	(4,077,066)
Net unrealized gains	$23,590,982
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions-in-kind. At July 31, 2026, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$31,134,027	$(31,134,027)
As of July 31, 2026, the Fund had capital loss carryforwards which consist of $2,130,876 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
Allspring Special Large Value ETF | 11

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,596,288	$0	$0	$7,596,288
Consumer discretionary	25,166,389	0	0	25,166,389
Consumer staples	12,844,728	0	0	12,844,728
Energy	12,569,489	0	0	12,569,489
Financials	35,510,902	0	0	35,510,902
Health care	27,396,339	0	0	27,396,339
Industrials	32,121,921	0	0	32,121,921
Information technology	37,368,153	0	0	37,368,153
Materials	8,881,092	0	0	8,881,092
Real estate	8,448,297	0	0	8,448,297
Utilities	8,183,431	0	0	8,183,431
Short-term investments
Investment companies	1,971,134	0	0	1,971,134
Total assets	$218,058,163	$0	$0	$218,058,163
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the year ended July 31, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
12 | Allspring Special Large Value ETF

Notes to financial statements
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the year ended July 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$167,986,820	$13,112,203	$110,654,773	$134,520,776
6.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2026	2025
Ordinary income	$2,346,083	$0
As of July 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward	Total
$1,168,512	$23,590,982	$(2,130,876)	$22,628,618
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Special Large Value ETF | 13

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Large Value ETF (the Fund), a series of Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from March 26, 2025 (commencement of operations) to July 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from March 26, 2025 to July 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from March 26, 2025 to July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2026
14 | Allspring Special Large Value ETF

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 93% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2026.
Pursuant to Section 854 of the Internal Revenue Code, $2,346,083 of income dividends paid during the fiscal year ended July 31, 2026 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2026, $83,557 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 4% of ordinary income dividends qualify as interest dividends for the fiscal year ended July 31, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special Large Value ETF | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring Special Large Value ETF

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Exchange-Traded Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Large Value ETF (the “ETF”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately. The Board noted that the ETF was recently formed and has a limited operating history.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the ETF as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the ETF by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* The Board considered the resources devoted by Allspring Funds Management in developing and maintaining the infrastructure necessary to support the ongoing operations of the ETF. In addition, the Board received and considered information about the full range of services provided to the ETF by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the ETF. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Special Large Value ETF | 17

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the ETF’s liquidity risk management program and as the ETF’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
ETF investment performance and expenses
The Board noted that the ETF had recently commenced operations and had no performance history to review. The Board noted that it would have the opportunity to review the ETF’s performance history in connection with the Board’s future review and approval of the ETF’s Advisory Agreements.
The Board also received and considered information regarding the ETF’s net operating expense ratio. The Board noted that, due to the ETF’s unitary management fee structure, the ETF’s net operating expense ratio was equal to the ETF’s unitary management fee. The Board considered the ETF’s net operating expense ratio in comparison to the median ratio of funds in an expense group that was determined by Broadridge Inc. (“Broadridge”) to be similar to the ETF (the “Group”). The Board received a description of the methodology used by Broadridge to select the funds in the expense Group and an explanation of how funds comprising the expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the ETF was lower than the median net operating expense ratio of the expense Group.
The Board took into account the ETF’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the unitary management fee rate payable by the ETF to Allspring Funds Management under the Management Agreement, under which Allspring Funds Management pays all ETF expenses, other than the contractual management fee and certain other expenses. Because of the ETF’s “unitary fee” structure, the Board recognized that while Allspring Funds Management bears the risk that ETF expenses may increase over time, it is possible that Allspring Funds Management may benefit from any price decreases in third-party services paid under the Management Agreement.
Among other information reviewed by the Board was a comparison of the ETF’s unitary management fee with the median management fee paid by funds in the expense Group. The Board noted that the ETF’s unitary management fee was lower than the average management fee for the expense Group.
The Board also received and considered information about the portion of the unitary management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the ETF. In this regard, the Board received information about the differences between an exchange-traded fund and other types of products, including mutual funds. The Board noted that the ETF has a substantially similar investment strategy to the Allspring Special Large Cap Value Fund, a mutual fund offered by Allspring Global Investments (the “Mutual Fund”), and that the ETF’s unitary fee rate is lower than the Mutual Fund’s management fee rate at the first two management fee breakpoints and higher than the Mutual Fund’s management fee rate at the next two management fee breakpoints. The Board considered the expense group prepared by Broadridge in assessing the unitary fee rate of the ETF relative to its peers, and assessed the management fee of the Mutual Fund relative to the Broadridge expense group for the Mutual Fund’s peers. The Board also considered that the unitary fee rate for the ETF reflects market dynamics for exchange-traded funds relative to mutual funds, including the competitive pricing necessary for an exchange-traded fund to attract investors, and that the management fee of the Mutual Fund and the unitary fee of the ETF should be considered in light of the differing market dynamics and competitive factors relevant to each of the Mutual Fund and the ETF, respectively. Additionally, the Board considered that exchange-traded funds and the ecosystem in which they operate have various fundamental structural, service, and market differences from mutual funds, including that exchange-traded funds operate in both a primary and secondary market.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the ETF was subsumed in the Allspring Global Investments profitability analysis.

18 | Allspring Special Large Value ETF

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the ETF, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with ETF shareholders.
The Board noted that the ETF’s unitary management fee does not include breakpoints or expense caps because, like many other actively-managed exchange-traded funds, the unitary fee levels already share potential economies of scale, as the unitary management fee is fixed at a competitive level and will not increase in the future even if the ETF’s operating costs rise and the ETF does not reach scale.
The Board considered that, in addition to the unitary management fee, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through investments in the business intended to enhance services available to the ETF and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the ETF constituted a reasonable approach to sharing potential economies of scale with the ETF and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the ETF. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the ETF and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the ETF. The Board also considered the potential increase in the overall size of Allspring Funds Management’s relationships with the ETF’s authorized participants and lead market makers, which could potentially benefit Allspring Funds Management’s reputation with such firms.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Special Large Value ETF | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRASLV 07-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: September 24, 2026